U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number  811-21788
                                    ---------

Seligman TargetHorizon ETF Portfolios, Inc. on behalf of its:
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Seligman TargETFund 2045
Seligman TargETFund 2035
Seligman TargETFund 2025
Seligman TargETFund 2015
Seligman TargETFund Core
(Exact name of registrant as specified charter)

100 Park Avenue, New York, NY  10017
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(Address of principal executive offices) (Zip code)

Lawrence P. Vogel, Treasurer
100 Park Avenue, New York, NY  10017
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(Name and address of agent for service)

Registrant's telephone number, including area code: 212-850-1864
                                                    Toll Free:  800-221-2450

Date of fiscal year end:  9/30
Date of reporting period:  7/1/2006 - 6/30/2007

=========================== SELIGMAN TARGETFUND 2045 ===========================

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

=========================== SELIGMAN TARGETFUND 2035 ===========================

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

=========================== SELIGMAN TARGETFUND 2025 ===========================

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.,

=========================== SELIGMAN TARGETFUND 2015 ===========================

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

=========================== SELIGMAN TARGETFUND CORE ===========================

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

                   SELIGMAN TARGETHORIZON ETF PORTFOLIOS, INC.
                            Seligman TargETFund 2045
                            Seligman TargETFund 2035
                            Seligman TargETFund 2025
                            Seligman TargETFund 2015
                            Seligman TargETFund Core

Pursuant to this requirement of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized on the 20th day of August, 2007.


Signature                        Title
-----------------------------    ------------------------------------

/s/ Brian T. Zino                President, Director and Chief Executive Officer
-----------------------------    (Principal Executive Officer)
Brian T. Zino